Business Combination	12 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Business Combination

NOTE 3 — Business Combination

RONI, a Cayman Islands exempted company, was organized as a blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On June 18, 2021, RONI completed its IPO, generating gross proceeds of approximately $345,000. The net proceeds from the IPO were subsequently placed in a trust account for the intended purpose of consummating a business combination. As discussed in Note 1, the Business Combination was consummated on June 8, 2023.

The result of the Business Combination generated the following financial results:

•        The Business Combination generated $121,883 of expenses, including $16,021 of acquirer expenses recorded “on-the-line” because they would not have been incurred had the Business Combination not closed.

•        In contemplation of the Business Combination, the Company modified certain outstanding profits interests awards, a portion of which vested during the pre-combination period. The Company included $325 of previously vested, modified profits interests issued to the award recipient as consideration transferred to sellers.

•        Certain outstanding profits interests, which were not modified in contemplation of the Business Combination, that vested during the pre-combination period and that were issued to recipients as part of the Business Combination were included in consideration transferred to sellers. The total fair value of previously vested, unmodified profits interests included in consideration transferred to sellers equaled $651.

•        All outstanding NET Power, LLC member interests converted into 136,073,365 vested Class A OpCo Units and a corresponding number of vested shares of Class B Common Stock, 1,119,198 unvested Class A OpCo Units and 1,119,198 unvested shares of Class B Common Stock upon completion of the Business Combination.

•        The Company registered and issued 67,352,271 shares of Class A Common Stock on the New York Stock Exchange (“NYSE”).

•        The Company recorded 8,624,974 Public Warrants exercisable into 8,624,974 shares of Class A Common Stock at a price of $11.50 per share (the “Public Warrants”). The Company may redeem the Public Warrants for $0.01 if the last reported trading price of the Company’s Class A Common Stock price equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period. Additionally, the Public Warrants may be redeemed if the last reported trading price of the Company’s Class A Common Stock equals or exceeds $10.00 and is below $18.00 by paying a make-whole premium. The Public Warrants expire five years after the Closing Date.

•        The Company recorded 10,900,000 Private Placement Warrants, which are exercisable for 10,900,000 shares of Class A Common Stock at a price of $11.50 per share (the “Private Placement Warrants,” and collectively with the Public Warrants, the “Warrants”). The Private Placement Warrants expire five years after the Closing Date. The Private Placement Warrants are exercisable on a cashless basis and are non-redeemable as long as they are held by the initial purchasers or their permitted transferees. The Private Placement Warrants and Class A Common Stock issuable upon exercise of the Private Placement Warrants are entitled to registration rights.

•        The Company recorded $71,426 of deferred tax liabilities, which represent the difference between NET Power Inc.’s tax basis and its US GAAP basis in OpCo, with an offsetting entry to goodwill. The basis difference is primarily attributable to the Company’s developed technology and its Demonstration Plant asset.

•        The Company received $661,623 of cash net of certain expenses paid on the Closing Date.

The Business Combination was accounted for using the acquisition method of accounting. The fair value of the total purchase consideration transferred was $1,786,259. The following table summarizes the total consideration transferred in the Business Combination:

Consideration Transferred	Total
Pre-combination vesting of modified profits interests	$325
Pre-combination vesting of unmodified profits interests	651
Consideration transferred to sellers	976
Class A OpCo Units – non-controlling interests	1,785,283
Fair value of total consideration transferred	$1,786,259

The following table sets forth the fair value of the assets and liabilities assumed in connection with the Business Combination:

Total
Assets acquired
Current assets
Cash	$7,946
Prepaid expenses	637
Other current assets	30
Total current assets	8,613

Long-term assets
Intangible assets, net	1,345,000
Property, plant and equipment	91,855
Right-of-use assets	940
Total long-term assets	1,437,795
Total assets acquired	$1,446,408

Liabilities assumed
Current liabilities
Accounts payable	$2,574
Accrued liabilities	7,370
Current lease liability	137
Other current liabilities	1
Total current liabilities	10,082

Long-term liabilities
Deferred tax liability	71,426
Asset retirement obligation	1,967
Long-term lease liability	594
Total long-term liabilities	73,987
Total liabilities assumed	84,069

Total identifiable net assets	1,362,339
Goodwill	423,920
Net assets acquired	$1,786,259

The following methodologies were used to estimate the fair value of the acquired assets and liabilities:

•        Cash, prepaid expenses, accounts payable and accrued liabilities were recorded at their historical book values as that approximates fair value.

•        Developed technology was valued using a multi-period excess earnings method income approach. Leases were valued using the yield capitalization method income approach. The income approach is a general way of developing a value indication for an asset using one or more methods that convert anticipated economic benefits into a present single amount.

•        Personal property was valued using the indirect cost method. The cost approach is a general way of estimating the value of an asset by determining the amount of money required to replace the asset with another asset having equivalent utility.

The purchase price allocation is subject to change upon finalizing the tax returns for the year ended December 31, 2023 (Successor), which the Company expects to occur prior to the one year anniversary of the acquisition date.

Unaudited Pro-Forma Information

The following table presents unaudited pro forma information as if the Business Combination occurred as of January 1, 2022 (Predecessor). The unaudited pro forma information reflects adjustments for additional amortization resulting from the fair value re-measurement of assets acquired and liabilities assumed, for alignment of accounting policies, and transaction expenses as if the Business Combination occurred on January 1, 2022 (Predecessor). The unaudited pro forma results do not include any anticipated cost synergies or other effects of the combined company. Accordingly, pro forma amounts are not necessarily indicative of the results that actually would have occurred had the Business Combination been completed on the date indicated, nor are they indicative of the Company’s future operating results.

	Year Ended December 31,
	2023	2022
Pro forma revenue	$175	$580
Pro forma net loss	$(205,387)	$(121,652)
Pro forma net loss attributable to non-redeemable controlling interest	$(67,778)	$(40,145)
Pro forma net loss attributable to non-redeemable non-controlling interests	$(137,609)	$(81,507)